Other Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Other Assets [Abstract]
Other Assets
15.	OTHER ASSETS
The G
r
oup maintains segregated bank accounts with corporate banks to hold clients’ monies on trust under custody arising from its asset management and other business. The Group has classified the clients’ monies as other assets under the assets section of the consolidated statements of financial position and recognised the corresponding amounts as clients’ monies held on trust in accounts payable (Note 19) to respective clients on the basis that it is legally liable for any possible loss or misappropriation of the clients’ monies. The cash held on behalf of customers is restricted and governed by the Securities and Futures (Client Money) Rules under the Hong Kong Securities and Futures Ordinance (“HKSFO”).

	As of December 31,

	2019	2020
	HK$	HK$
Segregated clients’ bank accounts balances:
- Asset management business	225,439,918	194,907,501
- Others	20,062,862	2,401,674

	245,502,780	197,309,175